Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2012
Mainland China Contribution Plan

15. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB29,611, RMB57,295 and RMB 93,178 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.